RELATED PARTY TRANSACTIONS - Other Relationships (Narrative) (Details) - Bimini Capital Management Inc [Member]	Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Orchid Shares Owned	2,595,357
Entity Ownership Percentage	3.40%